EMPLOYEE RELATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Postretirement Medicare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Periodic Benefit Cost
Details	2023	2022	2021
Net periodic benefit cost:
Service cost	$2	$4	$5
Interest cost	71	57	52
Amortization of prior service costs	-	-	-
Amortization of net gain	(282)	(157)	(179)
Total net periodic benefit cost	$(209)	$(96)	$(122)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$-	$-	$-
Net gain for the period	(195)	(515)	(23)
Amortization of prior service costs	-	-	-
Amortization of net gain	282	157	179
Total recognized in other comprehensive income	$87	$(358)	$156
Total recognized in net periodic benefit cost and other comprehensive income	$(122)	$(454)	$34
Weighted average assumptions used:
Discount rate	5.10%	3.00%	2.80%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (pre-65/post-65 Medicare Advantage)	7.30%/9.25%	6.00%/8.50%	6.00%/6.50%
Health care cost trend rate assumed for current year (pre-65/post-65 Non-Medicare Advantage)	7.30%/8.30%	6.00%/6.40%	6.00%/6.50%
Ultimate rate (pre-65/post-65)	4.50%/4.50%	4.50%/4.50%	4.50%/4.50%
Year the ultimate rate is reached (pre-65/post-65)	2031/2031	2031/2031	2029/2029
Measurement date	December 31, 2023	December 31, 2022	December 31, 2021

Schedule of Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status
Details	2023	2022	2021
Change in medical plan related benefit obligation:
Medical plan related benefit obligation at beginning of period	$1,454	$1,912	$1,882
Service cost	2	4	5
Interest cost	71	57	52
Benefits paid	(13)	(4)	(4)
Change in medical plan provisions	-	-	-
Actuarial gain, net	(195)	(515)	(23)
Benefit medical plan related obligation end of period	$1,319	$1,454	$1,912
Change in plan assets:
Fair value of plan assets at beginning of period	$-	$-	$-
Employer contribution	13	4	4
Benefits paid	(13)	(4)	(4)
Fair value of plan assets at end of period	$-	$-	$-
Medical plan related net funding	$(1,319)	$(1,454)	$(1,912)
Details	2023	2022	2021
Amounts recognized in statement of financial position:
Current liabilities	$(50)	$(59)	$(48)
Non-current liabilities	(1,269)	(1,395)	(1,864)
Net amount recognized	$(1,319)	$(1,454)	$(1,912)
Weighted average assumptions used:
Discount rate	5.00%	5.10%	3.00%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (pre-65/post-65 Medicare Advantage)	8.20%/11.00%	7.30%/9.25%	5.80%/8.50%
Health care cost trend rate assumed for next year (pre-65/post-65 Non-Medicare Advantage)	8.20%/8.70%	7.30%/8.30%	5.80%/6.20%
Ultimate rate (pre-65/post-65 Medicare Advantage)	4.50%/4.50%	4.50%/4.50%	4.40%/4.50%
Ultimate rate (pre-65/post-65 Non-Medicare Advantage)	4.50%/4.50%	4.50%/4.50%	4.40%/4.40%
Year the ultimate rate is reached (pre-65/post-65 Medicare Advantage)	2033/2034	2031/2031	2031/2031
Year the ultimate rate is reached (pre-65/post-65 Non-Medicare Advantage)	2033/2033	2031/2031	2031/2031

Schedule of Future Benefit Payments
Fiscal Year	Other Benefits
2024	$50
2025	61
2026	67
2027	75
2028	79
2029 - 2033	$422

Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Periodic Benefit Cost
Details	2023	2022	2021
Net periodic benefit cost:
Interest cost	$891	$627	$575
Expected return on plan assets	(1,034)	(778)	(788)
Expected administrative expenses	200	200	100
Amortization of prior service costs	3	3	3
Amortization of net loss	123	-	27
Total net periodic benefit cost	$183	$52	$(83)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$-	$-	$-
Net loss (gain) for the period	346	1,545	(1,038)
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain	(123)	-	(27)
Total recognized loss (gain) in other comprehensive income =	$220	$1,542	$(1,068)
Total recognized in net periodic benefit cost (gain) and other comprehensive income	$403	$1,594	$(1,151)
Weighted average assumptions used:
Discount rate	5.10%	2.90%	2.50%
Expected return on plan assets	5.60%	3.10%	3.10%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status
Details	2023	2022	2021
Change in benefit obligation:
Benefit obligation at beginning of period	$17,436	$22,081	$23,467
Interest cost	891	627	575
Benefits paid	(963)	(804)	(778)
Change in plan provisions	-	-	-
Actuarial loss (gain)	917	(4,468)	(1,183)
Benefit obligation end of period	$18,281	$17,436	$22,081
Change in plan assets:
Fair value of plan assets at beginning of period	$19,511	$25,750	$25,985
Actual return on plan assets	1,628	(5,211)	616
Employer contribution	-	-	-
Expenses paid	(224)	(224)	(73)
Benefits paid	(962)	(804)	(778)
Fair value of plan assets at end of period	$19,953	$19,511	$25,750
Funded Status	$1,672	$2,075	$3,669
Amounts recognized in statement of financial position:
Non-current assets	$1,672	$2,075	$3,669
Non-current liabilities	-	-	-
Net amount recognized	$1,672	$2,075	$3,669
Weighted average assumptions used:
Discount rate	4.90%	5.10%	2.90%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Future Benefit Payments
Fiscal Year	Other Benefits
2024	$1,136
2025	1,225
2026	1,282
2027	1,322
2028	1,346
2029 - 2033	$6,692

Schedule of Weighted Average Asset Allocations
Details	Level 1	Level 2	Level 3
Investments in commingled funds	$-	$19,953	$-
Total plan assets at fair value	$-	$19,953	$-

Details	Level 1	Level 2	Level 3
Investments in commingled funds	$-	$19,511	$-
Total plan assets at fair value	$-	$19,511	$-

Schedule of Assets Measured at Fair Value on a Recurring Basis
Asset Category	December 31, 2023	Target allocation 2024
Equity securities	10%	10%
Debt securities	90%	90%
Total	100%	100%